Provisions (Tables)	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Summary of Provisions

	As at December 31
	2022	2021
Decommissioning liability	$182.3	$121.6
Office lease provision	17.5	25.6
Total	$199.8	$147.2

Current portion	$34.1	$23.4
Non-current portion	$165.7	$123.8

Summary of Changes to Decommissioning Liability
Changes to the decommissioning liability were as follows:

	Year ended December 31
	2022	2021
Balance, beginning of year	$121.6	$70.5
Net liabilities added (1)	0.3	0.1
Acquisition	-	2.1
Increase due to changes in estimates	83.3	62.2
Liabilities settled	(18.8)	(8.1)
Government decommissioning assistance	(15.7)	(11.0)
Accretion charges	11.6	5.8
Balance, end of year	$182.3	$121.6
Current portion	$25.4	$14.5
Non-current portion	$156.9	$107.1

(1)	Includes additions from drilling activity, facility capital spending and disposals related to net property dispositions.

Summary of Changes to Office Lease Provision
Changes to the office lease provision were as follows:

	Year ended December 31
	2022	2021
Balance, beginning of year	$25.6	$33.5
Decrease due to changes in estimates	(0.3)	(0.7)
Settlements	(9.2)	(9.1)
Accretion charges	1.4	1.9
Balance, end of year	$17.5	$25.6

Current portion	$8.7	$8.9
Non-current portion	$8.8	$16.7